Note 5 - Significant Accounting Policies and New Standards Adopted (Tables)	3 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of standards and interpretations that are issued, but not yet effective [text block]
	Carrying amount
	Original IAS 18	New IFRS 15
Current Assets
Customer acquisition costs	$31,852	$43,152
Non-current financial assets
Customer acquisition costs	$7,367	$24,428

Disclosure of the effect of the adoption of IFRS 15 on interim condensed consolidated statements of financial position [text block]
	As at June 30, 2018 (reported)	Balances without adoption of IFRS 15	Effect of change higher (lower)
Current Assets
Customer acquisition costs	$53,877	$36,693	$17,184
Non-current financial assets
Customer acquisition costs	$38,114	$17,284	$20,830

Disclosure of the effect of the adoption of IFRS 15 on interim condensed consolidated statements of comprehensive income (loss) [text block]
	For the three months ended June 30, 2018 (reported)	Balances without adoption of IFRS 15	Effect of change higher (lower)
Sales	$876,457	$876,457	$-
Cost of sales	722,925	722,925	-
Gross margin	153,532	153,532	-
Expenses			-
Administrative	55,682	55,682	-
Selling and marketing	50,543	59,806	(9,263)
Other operating expenses	27,818	27,818	-
	134,043	143,306	(9,263)
Operating profit before the following	19,489	10,226	9,263
Finance costs	(16,340)	(16,340)	-
Change in fair value of derivative instruments and other	(36,556)	(36,556)	-
Other income	(55)	(55)	-
Loss before income taxes	(33,462)	(42,725)	9,263
Provision for income taxes	7,961	7,961	-
Loss for the period	(41,423)	(50,686)	9,263
Attributable to:
Shareholders of Just Energy	(41,377)	(50,640)	9,263
Non-controlling interest	(46)	(46)	-
Loss for the period	(41,423)	(50,686)	9,263
Loss per share available to shareholders
Basic	(0.29)	(0.35)	0.06
Diluted	(0.29)	(0.35)	0.06

Disclosure of transaction price allocated to remaining performance obligations [text block]
	July 1, 2018 to March 31, 2019	April 1, 2019 to March 31, 2020	April 1, 2020 to March 31, 2021	April 1, 2021 to March 31, 2022	Years thereafter	Total
Gas and electricity flat billed contracts	$24,750	$28,227	$17,674	$8,076	$5,743	$84,470

Disclosure of financial assets to which overlay approach is applied [text block]
	Impairment allowance under IAS 39 as at March 31, 2018	Re-measurement	Lifetime expected credit loss under IFRS 9 as at April 1, 2018
Trade and other receivables	$60,121	$11,237	$71,358
Unbilled revenues	$ -	$12,399	$12,399